Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Expenses
The detail of the line item “Other expenses, net” for the years 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Impairment losses (notes 15.1, 16.1 and 16.2)	$(442)	(513)	(1,520)
Results from the sale of assets and others 1	9	(126)	(114)
Incremental costs and expenses related to the COVID-19 Pandemic 2	(14)	(26)	(48)
Restructuring costs 3	(20)	(17)	(81)
Sale of CO 2 Allowances (note 2.19) 4	—	600	—

	$(467)	(82)	(1,763)